Financial risk management - Schedule of Financial Liabilities By Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Apr. 24, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 150,956		$ 23,790
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about financial instruments [line items]
Borrowings, maximum borrowing capacity		$ 50,000
Less than 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	5,279		3,329
Gross lease liabilities	1,050		1,246
Convertible loans, short-term	3,921
Convertible loans, long-term	0
Financial liabilities	10,250		4,575
1-3 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	0		0
Gross lease liabilities	1,047		1,859
Convertible loans, short-term	7,842
Convertible loans, long-term	0
Financial liabilities	8,889		1,859
3-5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	0		0
Gross lease liabilities	642		2,265
Convertible loans, short-term	7,703
Convertible loans, long-term	65,000
Financial liabilities	73,345		2,265
More than 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade and other payables, undiscounted cash flows	0		0
Gross lease liabilities	903		0
Convertible loans, short-term	0
Convertible loans, long-term	0
Financial liabilities	$ 903		$ 0